UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      AFA MANAGEMENT PARTNERS, L.P.
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Address:   289 GREENWICH AVENUE, 2ND FLOOR
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           GREENWICH, CT 06902
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Form 13F File Number:    -
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      AARON FLECK
           -----------------------------------------------
Title:     PRESIDENT

          -----------------------------------------------
Phone:     (203) 422-2160
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Signature, Place, and Date of Signing:

/S/ AARON FLECK      Greenwich, Connecticut  February 14, 2001
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        16
                                               -------------

Form 13F Information Table Value Total:        $27,558
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE




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

                                                            Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                             VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------- -------------- --------- --------- ---------- -------- ---------- -------- ----------------------
LIBERTY MEDIA GROUP CLASS A (AT&T)               001957208   7,593     542,372               YES       NO     X
COMCAST CORP CL A SPL                            200300200   6,390     177,512               YES       NO     X
CABLEVISION SYS CORP CL A                        12686C109   2,306      48,599               YES       NO     X
VIACOM INC CL B                                  925524308   1,986      45,000               YES       NO     X
GANNETT INC COM                                  364730101   1,939      28,839               YES       NO     X
BELLSOUTH CORP COM                               079860102   1,686      44,184               YES       NO     X
COMCAST CORP CL A                                200300101   1,052      29,222               YES       NO     X
CHARTER COMMUNICATIONS INC DEL                   16117M107     822      50,000               YES       NO     X
AMERICA ONLINE INC DEL COM                       026609107     803      25,000               YES       NO     X
UNITEDGOBALCOM CL A                              913247508     699     139,700               YES       NO     X
CABLEVISON - RAINBOW MEDIA GROUP                 12686C844     627      25,384               YES       NO     X
GM HUGHES                                        370442832     618      40,000               YES       NO     X
AMERICAN TOWER CORP CL A                         029912951     474      50,000               YES       NO     X
CLEAR CHANNEL COMMUN COM                         184502102     269       5,292               YES       NO     X
EPICEDGE INC                                     29426X102     178   1,112,000               YES       NO     X
VERSO TECHNOLOGIES, INC.                         925317109     116      89,256               YES       NO     X


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